Commitments and Contingencies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Summary of assets held under capital leases included in property and equipment, net

Assets held under capital leases are included in Property and equipment, net on the unaudited Condensed Consolidated Balance Sheets and include the following:

	September 30,	December 31,
Dollars in thousands	2021	2020
Gross property and equipment	$10,436	$10,677
Accumulated depreciation	(6,981)	(5,204)
Net property and equipment	$3,455	$5,473

Summary of assets held under capital leases included in property and equipment, net

	September 30,	December 31,
Dollars in thousands	2021	2020
Gross property and equipment	$10,436	$10,677
Accumulated depreciation	(6,981)	(5,204)
Net property and equipment	$3,455	$5,473

Dollars in thousands	December 31, 2020	December 31, 2019
Gross property and equipment	$10,677	$11,813
Accumulated depreciation	(5,204)	(3,529)
Net property and equipment	$5,473	$8,284

Summary of future minimum lease payments under contractual lease obligations

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of September 30, 2021 is presented in the following table:

Dollars in thousands	Total	2021	2022
Minimum estimated movie content commitments	$28,714	$7,979	$20,735

Summary of future minimum lease payments under contractual lease obligations

Dollars in thousands	December 31, 2020	December 31, 2019
Gross property and equipment	$10,677	$11,813
Accumulated depreciation	(5,204)	(3,529)
Net property and equipment	$5,473	$8,284

Summary of minimum estimated movie content commitments

Dollars in thousands	Total	2021	2022
Minimum estimated movie content commitments	$28,714	$7,979	$20,735

Dollars in thousands	Total	2021	2022
Minimum estimated movie content commitments	$59,788	$38,319	$21,469